High Yield Bond Portfolio
Portfolio of Investments
September 30, 2019 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—97.1%
	Aerospace/Defense—1.3%
$5,600,000	TransDigm UK Holdings PLC, Sr. Sub., 6.875%, 5/15/2026	$6,034,000
5,275,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	5,677,219
8,850,000	TransDigm, Inc., Sr. Sub. Note, 6.000%, 7/15/2022	9,004,875
525,000	TransDigm, Inc., Sr. Sub. Note, 6.500%, 5/15/2025	546,656
2,900,000	TransDigm, Inc., Sr. Sub., Series WI, 7.500%, 3/15/2027	3,161,000
	TOTAL	24,423,750
	Automotive—3.2%
8,125,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	6,642,187
575,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, 6.250%, 4/1/2025	558,469
2,300,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2026	2,208,000
6,125,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series WI, 6.500%, 4/1/2027	5,849,375
5,000,000	Dana Financing Lux Sarl, 144A, 6.500%, 6/1/2026	5,300,000
3,250,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, 144A, 5.750%, 4/15/2025	3,334,013
2,525,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 4.875%, 3/15/2027	2,499,371
3,650,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.000%, 5/31/2026	3,708,582
450,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.125%, 11/15/2023	457,313
2,375,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	2,410,625
1,600,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	1,620,000
4,350,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2026	4,524,000
550,000	Panther BF Aggregator 2 LP, Sec. Fac. Bond, 144A, 6.250%, 5/15/2026	580,250
12,400,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	12,586,000
7,575,000	Schaeffler Verwaltung Zw, 144A, 4.750%, 9/15/2026	7,461,375
	TOTAL	59,739,560
	Banking—0.2%
3,100,000	Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	3,483,687
	Building Materials—2.2%
900,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 5.750%, 12/15/2023	929,250
8,225,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 5.875%, 5/15/2026	8,646,531
1,050,000	Beacon Roofing Supply, Inc., 144A, 4.500%, 11/15/2026	1,059,188
3,550,000	Building Materials Corp. of America, Sr. Unsecd. Note, 144A, 6.000%, 10/15/2025	3,739,783
8,175,000	CD&R Waterworks Merger Subsidiary LLC, Sr. Unsecd. Note, 144A, 6.125%, 8/15/2025	8,195,437
1,000,000	Masonite International Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/15/2026	1,058,750
7,775,000	Pisces Midco, Inc., Sec. Fac. Bond, 144A, 8.000%, 4/15/2026	7,677,813
9,125,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	9,469,925
	TOTAL	40,776,677
	Cable Satellite—9.0%
4,450,000	CCO Holdings LLC/Cap Corp., 144A, 5.375%, 5/1/2025	4,628,000
3,450,000	CCO Holdings LLC/Cap Corp., 144A, 5.750%, 2/15/2026	3,648,375
3,175,000	CCO Holdings LLC/Cap Corp., 5.250%, 9/30/2022	3,217,386
5,475,000	CCO Holdings LLC/Cap Corp., 5.750%, 9/1/2023	5,598,187
1,100,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	1,154,890
1,925,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	1,956,281
5,850,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	6,062,062
1,600,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	1,674,000
650,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	693,875

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Cable Satellite—continued
$400,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.875%, 4/1/2024	$418,384
5,400,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.875%, 5/1/2027	5,724,000
900,000	CSC Holdings LLC, 144A, 5.375%, 7/15/2023	925,875
3,675,000	CSC Holdings LLC, 144A, 5.500%, 5/15/2026	3,876,758
4,825,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.125%, 12/15/2021	4,831,996
2,525,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.125%, 12/15/2021	2,528,661
4,225,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	4,420,913
1,325,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	1,475,189
4,550,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.625%, 10/15/2025	4,881,240
4,575,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.500%, 4/1/2028	5,175,011
5,900,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.750%, 7/15/2025	6,358,430
5,050,000	CSC Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	5,352,445
4,450,000	Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	4,806,000
4,300,000	Charter Communications Holdings II, 5.125%, 2/15/2023	4,380,625
2,300,000	Charter Communications Holdings II, 5.750%, 1/15/2024	2,357,500
5,700,000	DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	5,671,500
6,800,000	DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	6,946,200
5,150,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 8.500%, 10/15/2024	5,199,904
1,975,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 9.750%, 7/15/2025	2,072,763
4,700,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.500%, 8/1/2023	4,408,130
2,800,000	Sirius XM Radio, Inc., 144A, 4.625%, 5/15/2023	2,867,480
4,625,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2024	4,806,901
3,075,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.375%, 4/15/2025	3,198,000
1,850,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.375%, 7/15/2026	1,949,179
2,850,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	3,049,500
10,800,000	Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	11,367,000
6,600,000	Virgin Media Secured Finance PLC, 144A, 5.250%, 1/15/2026	6,806,250
2,550,000	Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 5.500%, 5/15/2029	2,664,750
1,675,000	Virgin Media, Inc., Sr. Unsecd. Note, 144A, 5.750%, 1/15/2025	1,731,531
3,650,000	Virgin Media, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2024	3,773,188
6,175,000	Ziggo Finance BV, Sec. Fac. Bond, 144A, 5.500%, 1/15/2027	6,468,312
3,100,000	Ziggo Finance BV, Sr. Unsecd. Note, 144A, 5.875%, 1/15/2025	3,200,750
3,575,000	Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	3,749,281
	TOTAL	166,076,702
	Chemicals—2.3%
2,325,000	Alpha 2 BV, Sr. Unsecd. Note, 144A, 8.750%, 6/1/2023	2,325,000
7,875,000	Alpha 3 BV, Sr. Unsecd. Note, 144A, 6.250%, 2/1/2025	7,953,750
5,225,000	Compass Minerals International, Inc., 144A, 4.875%, 7/15/2024	5,172,750
4,675,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 5.875%, 12/1/2025	4,916,230
3,225,000	Hexion, Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2027	3,200,813
8,375,000	Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	8,422,151
3,550,000	PQ Corp., Sr. Unsecd. Note, 144A, 5.750%, 12/15/2025	3,674,250
7,525,000	Starfruit Finco BV, Sr. Unsecd. Note, 144A, 8.000%, 10/1/2026	7,543,812
	TOTAL	43,208,756
	Construction Machinery—0.8%
5,575,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	5,818,906
3,725,000	United Rentals North America, Inc., Sr. Unsecd. Note, 6.500%, 12/15/2026	4,072,356
1,900,000	United Rentals, Inc., Sr. Unsecd. Note, 5.500%, 7/15/2025	1,984,075
1,600,000	United Rentals, Inc., Sr. Unsecd. Note, 5.500%, 5/15/2027	1,702,000

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Construction Machinery—continued
$775,000	United Rentals, Inc., Sr. Unsecd. Note, 5.875%, 9/15/2026	$829,289
	TOTAL	14,406,626
	Consumer Cyclical Services—1.2%
1,425,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.625%, 7/15/2026	1,508,719
12,600,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	13,162,212
6,400,000	GW Honos Security Corp., Sr. Unsecd. Note, 144A, 8.750%, 5/15/2025	6,605,440
1,575,000	Go Daddy Operating Co. LLC/GD Finance Co. Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	1,661,625
	TOTAL	22,937,996
	Consumer Products—1.7%
3,350,000	Energizer Holdings, Inc., Sec. Fac. Bond, 144A, 6.375%, 7/15/2026	3,596,694
925,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 6/15/2025	959,993
3,825,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 7.750%, 1/15/2027	4,271,378
5,325,000	First Quality Finance Co., Inc., 144A, 4.625%, 5/15/2021	5,338,312
8,400,000	Prestige Brands Holdings, Inc., 144A, 5.375%, 12/15/2021	8,473,500
8,500,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/1/2024	8,882,500
	TOTAL	31,522,377
	Diversified Manufacturing—1.5%
1,600,000	Amsted Industries, Inc., Sr. Unsecd. Note, 144A, 5.625%, 7/1/2027	1,692,000
750,000	CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2024	796,575
1,025,000	CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.375%, 2/15/2026	1,104,117
1,325,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 4.625%, 2/10/2026	1,378,000
8,229,000	Gates Global LLC, 144A, 6.000%, 7/15/2022	8,200,199
975,000	Stevens Holding Company, Inc., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2026	1,042,031
4,825,000	Titan Acquisition Ltd., Sr. Unsecd. Note, 144A, 7.750%, 4/15/2026	4,535,500
7,225,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	7,297,250
1,400,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2024	1,452,500
	TOTAL	27,498,172
	Environmental—0.3%
4,675,000	Tervita Escrow Corp., 144A, 7.625%, 12/1/2021	4,774,344
	Finance Companies—2.1%
1,600,000	Avolon Holdings Funding Ltd., Sr. Unsecd. Note, 144A, 5.250%, 5/15/2024	1,717,120
7,925,000	Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	8,024,062
1,025,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	1,059,594
775,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	794,608
1,050,000	Navient Corp., Sr. Unsecd. Note, 7.250%, 9/25/2023	1,145,288
1,050,000	Navient Corp., Sr. Unsecd. Note, Series MTN, 6.125%, 3/25/2024	1,094,300
3,000,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, 144A, 4.500%, 3/15/2023	3,111,900
7,225,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, 144A, 5.500%, 2/15/2024	7,814,921
12,850,000	Quicken Loans, Inc., 144A, 5.750%, 5/1/2025	13,315,812
1,550,000	Quicken Loans, Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/15/2028	1,605,412
	TOTAL	39,683,017
	Food & Beverage—2.9%
6,750,000	Anna Merger Subsidiary, Inc., 144A, 7.750%, 10/1/2022	337,500
3,125,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/1/2025	3,234,375
3,925,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	4,082,000
50,000	Aramark Services, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2026	51,625
4,925,000	Aramark Services, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2024	5,097,375
6,575,000	B&G Foods, Inc., Sr. Unsecd. Note, 5.250%, 4/1/2025	6,739,375
1,900,000	Lamb Weston Holdings, Inc., Sr. Unsub., 144A, 4.875%, 11/1/2026	1,999,750

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Food & Beverage—continued
$925,000	Performance Food Group, Inc., 144A, 5.500%, 6/1/2024	$948,125
3,525,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/15/2027	3,718,875
1,000,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2025	1,051,250
4,675,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2026	4,865,974
2,325,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	2,473,219
11,000,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	11,717,200
6,875,000	U.S. Foodservice, Inc., Sr. Unsecd. Note, 144A, 5.875%, 6/15/2024	7,107,031
	TOTAL	53,423,674
	Gaming—3.5%
1,025,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.375%, 4/1/2026	1,090,344
5,150,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.875%, 5/15/2023	5,362,437
1,750,000	Boyd Gaming Corp., Sr. Unsecd. Note, Series WI, 6.000%, 8/15/2026	1,852,651
7,775,000	CRC Escrow Issuer LLC, Sr. Unsecd. Note, 144A, 5.250%, 10/15/2025	7,968,597
3,150,000	Eldorado Resorts, Inc., Sr. Unsecd. Note, 6.000%, 4/1/2025	3,331,125
1,225,000	Eldorado Resorts, Inc., Sr. Unsecd. Note, 6.000%, 9/15/2026	1,347,500
1,375,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 144A, 5.750%, 2/1/2027	1,545,569
950,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.625%, 5/1/2024	1,045,000
2,300,000	MGM Resorts International, 6.000%, 3/15/2023	2,539,660
1,975,000	MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	2,069,069
2,575,000	MGM Resorts International, Sr. Unsecd. Note, 5.500%, 4/15/2027	2,828,251
4,975,000	MGM Resorts International, Sr. Unsecd. Note, 5.750%, 6/15/2025	5,503,594
5,600,000	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, 144A, 7.875%, 10/15/2024	5,390,000
2,175,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2027	2,251,125
9,550,000	Star Group Holdings BV, Sr. Unsecd. Note, 144A, 7.000%, 7/15/2026	10,194,625
7,250,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2025	7,375,425
3,300,000	Sugarhouse HSP Gaming Finance Corp., Sec. Fac. Bond, 144A, 5.875%, 5/15/2025	3,250,500
	TOTAL	64,945,472
	Health Care—10.6%
2,525,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.625%, 2/15/2023	2,584,969
8,150,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 6.500%, 3/1/2024	8,516,750
8,475,000	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/15/2023	7,415,625
1,025,000	Avantor, Inc., 144A, 6.000%, 10/1/2024	1,100,881
9,775,000	Avantor, Inc., Sr. Unsecd. Note, 144A, 9.000%, 10/1/2025	11,009,094
4,250,000	CHS/Community Health Systems, Inc., 6.250%, 3/31/2023	4,237,675
2,275,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	2,275,000
1,375,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.625%, 1/15/2024	1,423,125
3,875,000	CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	2,959,531
7,325,000	Enterprise Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.750%, 10/15/2026	4,504,875
2,300,000	HCA, Inc., 5.875%, 5/1/2023	2,535,750
1,925,000	HCA, Inc., 5.875%, 2/15/2026	2,156,963
9,450,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	10,347,750
3,325,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 9/1/2026	3,661,490
3,200,000	HCA, Inc., Sr. Unsecd. Note, 5.625%, 9/1/2028	3,573,760
2,775,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 2/1/2029	3,108,000
1,400,000	HCA, Inc., Sr. Unsecd. Note, 7.500%, 2/15/2022	1,555,120
725,000	Hill-Rom Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 9/15/2027	743,016
6,800,000	IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	7,148,500
1,325,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	1,391,250
7,225,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 9.750%, 12/1/2026	7,748,090

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$3,050,000		MEDNAX, Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/15/2027	$3,034,536
12,275,000		MPH Acquisition Holdings LLC, 144A, 7.125%, 6/1/2024	11,369,719
11,900,000		Ortho-Clinical Diagnostics, Inc., 144A, 6.625%, 5/15/2022	11,682,230
5,950,000		Polaris Intermediate Corp., Sr. Unsecd. Note, 144A, 8.500%, 12/1/2022	5,087,250
11,650,000		SteriGenics—Nordion Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 5/15/2023	11,926,687
5,625,000		SteriGenics Nordion Topc, Sr. Unsecd. Note, 144A, 8.125%, 11/1/2021	5,646,094
5,875,000		Surgery Center Holdings, Inc., Sr. Unsecd. Note, 144A, 6.750%, 7/1/2025	5,302,187
15,150,000		Team Health Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 2/1/2025	10,544,400
1,100,000		Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	1,152,250
775,000		Teleflex, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2026	811,813
3,825,000		Teleflex, Inc., Sr. Unsecd. Note, 5.250%, 6/15/2024	3,944,531
2,900,000		Tenet Healthcare Corp., 144A, 4.875%, 1/1/2026	2,979,750
3,075,000		Tenet Healthcare Corp., 144A, 5.125%, 11/1/2027	3,181,395
5,050,000		Tenet Healthcare Corp., 5.125%, 5/1/2025	5,132,315
2,900,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.625%, 7/15/2024	2,991,292
3,225,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	3,398,924
6,200,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 7.000%, 8/1/2025	6,324,000
1,075,000		Vizient, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/15/2027	1,155,625
11,125,000		West Street Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.375%, 9/1/2025	10,290,625
		TOTAL	195,952,837
		Health Insurance—0.3%
2,750,000		Centene Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2026	2,887,500
2,000,000		Centene Corp., Sr. Unsecd. Note, 4.750%, 1/15/2025	2,058,000
1,375,000		WellCare Health Plans, Inc., Sr. Unsecd. Note, 144A, 5.375%, 8/15/2026	1,470,975
		TOTAL	6,416,475
		Independent Energy—5.0%
2,300,000		Antero Resources Corp., Sr. Unsecd. Note, 5.000%, 3/1/2025	1,882,458
225,000		Antero Resources Corp., Sr. Unsecd. Note, 5.625%, 6/1/2023	195,750
1,975,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 10.000%, 4/1/2022	1,984,282
750,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	630,000
2,800,000		Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	2,695,000
5,487,000		Callon Petroleum Corp., Sr. Unsecd. Note, 6.125%, 10/1/2024	5,432,130
1,200,000		Callon Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.375%, 7/1/2026	1,177,020
2,950,000		Carrizo Oil & Gas, Inc., 6.250%, 4/15/2023	2,809,875
2,950,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.250%, 7/15/2025	2,904,570
3,750,000		Centennial Resource Production, LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	3,759,375
3,175,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2024	2,289,969
1,375,000		Chesapeake Energy Corp., Sr. Unsecd. Note, Series WI, 8.000%, 1/15/2025	1,000,313
4,675,000		Chesapeake Energy Corp., Sr. Unsecd. Note, Series WI, 8.000%, 6/15/2027	3,167,312
7,000,000		Crownrock LP/Crownrock F, 144A, 5.625%, 10/15/2025	7,069,860
5,150,000	[1,3]	EP Energy LLC/Everest Acquisition Finance, Inc., Sec. Fac. Bond, 144A, 8.000%, 11/29/2024	1,995,625
1,425,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.750%, 1/30/2028	1,521,187
2,475,000		Gulfport Energy Corp., Sr. Unsecd. Note, 6.000%, 10/15/2024	1,802,666
2,400,000		Gulfport Energy Corp., Sr. Unsecd. Note, 6.375%, 5/15/2025	1,716,000
1,050,000		Gulfport Energy Corp., Sr. Unsecd. Note, Series WI, 6.375%, 1/15/2026	740,250
3,875,000		Jagged Peak Energy, Inc., Sr. Unsecd. Note, Series WI, 5.875%, 5/1/2026	3,904,062
2,875,000		Laredo Petroleum, 5.625%, 1/15/2022	2,716,875
1,400,000		Laredo Petroleum, Sr. Unsecd. Note, 6.250%, 3/15/2023	1,235,500
923,000		Oasis Petroleum, Inc., 6.875%, 3/15/2022	865,313

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Independent Energy—continued
$950,000	Oasis Petroleum, Inc., 6.875%, 1/15/2023	$874,000
4,700,000	Oasis Petroleum, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/1/2026	3,830,500
925,000	PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	925,000
4,225,000	PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 5/15/2026	4,172,610
400,000	Parsley Energy LLC/Parsley Finance Corp., 144A, 6.250%, 6/1/2024	415,000
1,050,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2025	1,070,696
1,275,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2025	1,297,313
2,375,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.625%, 10/15/2027	2,464,062
2,250,000	QEP Resources, Inc., Sr. Unsecd. Note, 5.250%, 5/1/2023	2,098,170
1,500,000	QEP Resources, Inc., Sr. Unsecd. Note, 5.625%, 3/1/2026	1,297,500
4,075,000	Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	3,382,250
1,050,000	Range Resources Corp., Sr. Unsecd. Note, 5.000%, 3/15/2023	921,375
3,750,000	SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	3,233,625
425,000	SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	367,625
1,700,000	SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	1,496,000
3,500,000	SRC Energy, Inc., Sr. Unsecd. Note, Series WI, 6.250%, 12/1/2025	3,482,430
2,100,000	Southwestern Energy Co., Sr. Unsecd. Note, 7.750%, 10/1/2027	1,841,437
875,000	Ultra Resources, Inc., Sr. Unsecd. Note, 144A, 6.875%, 4/15/2022	66,719
3,025,000	Ultra Resources, Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2025	257,125
850,000	WPX Energy, Inc., Sr. Unsecd. Note, 5.250%, 10/15/2027	858,500
450,000	WPX Energy, Inc., Sr. Unsecd. Note, 5.750%, 6/1/2026	462,938
3,625,000	Whiting Petroleum Corp., Sr. Unsecd. Note, 6.250%, 4/1/2023	2,809,375
2,150,000	Whiting Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.625%, 1/15/2026	1,462,000
	TOTAL	92,581,642
	Industrial - Other—1.0%
3,775,000	Anixter, Inc., Sr. Unsecd. Note, 6.000%, 12/1/2025	4,180,812
6,550,000	Hillman Group, Inc., Unsecd. Note, 144A, 6.375%, 7/15/2022	6,173,375
1,100,000	IAA Spinco, Inc., Sr. Unsecd. Note, 144A, 5.500%, 6/15/2027	1,163,250
3,325,000	KAR Auction Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2025	3,458,000
2,525,000	Resideo Funding, Inc, Sr. Unsecd. Note, 144A, 6.125%, 11/1/2026	2,670,188
	TOTAL	17,645,625
	Insurance - P&C—3.7%
2,650,000	Acrisure LLC, Sec. Fac. Bond, 144A, 8.125%, 2/15/2024	2,860,344
5,725,000	Acrisure LLC, Sr. Unsecd. Note, 144A, 7.000%, 11/15/2025	5,366,042
1,600,000	Acrisure LLC, Sr. Unsecd. Note, 144A, 10.125%, 8/1/2026	1,676,000
6,975,000	AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 7.750%, 7/1/2026	7,533,000
7,950,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	7,989,750
1,625,000	GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	1,673,750
20,275,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	20,908,594
2,475,000	Kirs Midco 3 PLC, Sec. Fac. Bond, 144A, 8.625%, 7/15/2023	2,400,750
8,800,000	NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/15/2025	8,767,000
8,600,000	USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	8,750,328
	TOTAL	67,925,558
	Leisure—0.6%
6,300,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	6,732,999
200,000	Viking Cruises Ltd., Sr. Unsecd. Note, 144A, 6.250%, 5/15/2025	210,000
4,050,000	Voc Escrow Ltd., 144A, 5.000%, 2/15/2028	4,202,280
	TOTAL	11,145,279

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Lodging—0.4%
$1,875,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 4.875%, 1/15/2030	$1,984,406
4,225,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 5.125%, 5/1/2026	4,446,813
1,500,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2027	1,546,935
		TOTAL	7,978,154
		Media Entertainment—5.5%
3,025,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.750%, 8/1/2025	3,130,875
4,600,000		AMC Networks, Inc., Sr. Unsecd. Note, 5.000%, 4/1/2024	4,749,500
5,300,000		CBS Radio, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/1/2024	5,512,000
1,975,000		Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	2,076,219
3,125,000		Diamond Sports Group LLC/Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 5.375%, 8/15/2026	3,250,000
4,300,000		Diamond Sports Group LLC/Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 6.625%, 8/15/2027	4,465,765
3,175,000		Entercom Media Corp., 144A, 6.500%, 5/1/2027	3,325,812
7,550,000		Gannett Co., Inc., 6.375%, 10/15/2023	7,804,812
2,625,000		Gray Escrow, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2027	2,893,931
2,250,000		Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.125%, 10/15/2024	2,337,188
5,775,000		Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	6,020,437
1,825,000		iHeartCommunications, Inc., 144A, 5.250%, 8/15/2027	1,902,563
6,350,000	[2,3,4]	iHeartCommunications, Inc., Escrow, 0.000%, 3/1/2021	0
8,836,766		iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	9,587,891
4,550,000		Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	4,743,375
875,000		Match Group, Inc., Sr. Unsecd. Note, 6.375%, 6/1/2024	923,125
4,425,000		Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 6.125%, 2/15/2022	4,491,375
7,800,000		Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 8/1/2024	8,138,130
2,150,000		Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	2,257,500
3,675,000		Nielsen Finance LLC/Nielsen Finance Co., 144A, 5.000%, 4/15/2022	3,703,665
1,350,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2025	1,338,188
2,775,000		Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	2,823,562
5,000,000		Sinclair Television Group, 144A, 5.625%, 8/1/2024	5,156,250
975,000		Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	984,750
6,250,000		Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	6,562,500
1,675,000		Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	1,695,938
2,350,000		Urban One, Inc., 144A, 7.375%, 4/15/2022	2,303,000
		TOTAL	102,178,351
		Metals & Mining—1.4%
4,375,000		Coeur Mining, Inc., Sr. Unsecd. Note, 5.875%, 6/1/2024	4,396,875
3,675,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 3.875%, 3/15/2023	3,711,750
2,450,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.000%, 9/1/2027	2,446,937
2,350,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.250%, 9/1/2029	2,349,507
3,725,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	3,557,375
1,175,000		HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2023	1,217,594
5,250,000		HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 7.625%, 1/15/2025	5,348,437
1,600,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.125%, 10/1/2021	1,607,696
775,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.250%, 4/15/2023	789,531
1,275,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.500%, 10/1/2024	1,311,720
		TOTAL	26,737,422
		Midstream—6.1%
975,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.500%, 5/20/2025	1,051,781
1,350,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	1,461,375
6,775,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	7,463,001

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$3,625,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	$3,035,865
5,200,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	4,342,000
4,100,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 5.375%, 9/15/2024	3,709,270
575,000	Atlas Pipeline Partners LP, 5.875%, 8/1/2023	574,281
7,300,000	CNX Midstream Partners LP/CNX Midstream Finance Corp, Sr. Unsecd. Note, 144A, 6.500%, 3/15/2026	6,771,480
775,000	Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/2027	850,563
2,150,000	Cheniere Corpus Christi Holdings LLC, Sr. Secd. Note, 5.875%, 3/31/2025	2,397,250
6,825,000	Cheniere Energy Partners, LP, Series WI, 5.250%, 10/1/2025	7,125,300
3,650,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	3,748,094
1,400,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 5.625%, 10/1/2026	1,492,610
2,725,000	Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	2,309,438
3,200,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.500%, 5/1/2021	2,736,000
4,450,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.750%, 1/15/2022	3,788,062
7,500,000	Holly Energy Partners LP, 144A, 6.000%, 8/1/2024	7,865,625
1,650,000	MPLX LP, Sr. Unsecd. Note, 144A, 6.375%, 5/1/2024	1,732,579
5,875,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.625%, 4/28/2027	6,227,500
2,875,000	NuStar Logistics LP, Sr. Unsecd. Note, 6.000%, 6/1/2026	3,118,800
4,375,000	Suburban Propane Partners LP, 5.500%, 6/1/2024	4,484,375
1,275,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.750%, 3/1/2025	1,305,804
5,250,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	5,391,855
8,250,000	Summit Midstream Holdings LLC, 5.500%, 8/15/2022	7,569,375
4,000,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.750%, 4/15/2025	3,396,800
2,250,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 5.500%, 2/15/2026	2,353,883
1,775,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 5.875%, 3/15/2028	1,888,156
1,300,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 7/15/2027	1,421,667
2,775,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	2,813,295
1,325,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.125%, 2/1/2025	1,369,189
1,275,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.250%, 5/1/2023	1,289,344
4,450,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.375%, 2/1/2027	4,622,437
3,475,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.875%, 4/15/2026	3,683,500
550,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	532,125
	TOTAL	113,922,679
	Oil Field Services—1.7%
650,000	Apergy Corp., Sr. Unsecd. Note, Series WI, 6.375%, 5/1/2026	648,375
5,300,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	5,650,913
2,575,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	2,394,750
151,573	Precision Drilling Corp., Sr. Unsecd. Note, 6.500%, 12/15/2021	149,299
2,675,000	Precision Drilling Corp., Sr. Unsecd. Note, 7.750%, 12/15/2023	2,612,004
4,200,000	Sesi LLC, 7.125%, 12/15/2021	2,882,250
7,075,000	Sesi LLC, Sr. Unsecd. Note, Series WI, 7.750%, 9/15/2024	4,138,875
4,575,000	Shelf Drilling Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/15/2025	3,911,625
1,900,000	USA Compression Partners LP, Sr. Unsecd. Note, 144A, 6.875%, 9/1/2027	1,971,250
6,725,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	7,010,813
	TOTAL	31,370,154
	Packaging—6.1%
9,600,000	ARD Finance SA, Sec. Fac. Bond, 7.125%, 9/15/2023	9,936,000
4,000,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	4,060,000
4,600,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	4,821,260
4,650,000	Berry Global Escrow Corp., 144A, 4.875%, 7/15/2026	4,818,098

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Packaging—continued
$2,800,000	Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	$2,905,000
8,975,000	Berry Plastics Corp., 5.500%, 5/15/2022	9,132,062
2,700,000	Bway Holding Co., Sec. Fac. Bond, 144A, 5.500%, 4/15/2024	2,793,960
13,575,000	Bway Holding Co., Sr. Unsecd. Note, 144A, 7.250%, 4/15/2025	12,883,354
525,000	Crown Americas LLC, Sr. Unsecd. Note, 4.250%, 9/30/2026	545,344
2,775,000	Crown Americas LLC/Crown Americas Capital Corp VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	2,910,281
12,100,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2025	11,096,910
7,575,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2026	6,969,000
5,125,000	Owens-Brockway Glass Container, Inc., 144A, 5.375%, 1/15/2025	5,272,344
525,000	Owens-Brockway Glass Container, Inc., 144A, 5.875%, 8/15/2023	559,125
3,975,000	Owens-Brockway Glass Container, Inc., 144A, 6.375%, 8/15/2025	4,233,375
4,125,000	Reynolds Group Issuer, Inc./LLC/LU, 144A, 7.000%, 7/15/2024	4,282,266
10,829,779	Reynolds Group Issuer, Inc./LLC/LU, 5.750%, 10/15/2020	10,866,058
1,425,000	Sealed Air Corp., 144A, 5.250%, 4/1/2023	1,524,750
2,500,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.500%, 9/15/2025	2,700,000
5,050,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.625%, 11/1/2025	4,444,000
3,100,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.250%, 8/1/2024	3,045,750
1,300,000	Trivium Packaging Finance BV, Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	1,369,810
1,200,000	Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	1,300,500
	TOTAL	112,469,247
	Paper—0.4%
6,375,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 5.375%, 2/1/2025	6,135,937
1,575,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2027	1,657,688
	TOTAL	7,793,625
	Pharmaceuticals—3.6%
1,750,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.500%, 11/1/2025	1,837,675
1,450,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.750%, 8/15/2027	1,570,828
875,000	Bausch Health Cos, Inc., Sr. Secd. Note, 144A, 6.500%, 3/15/2022	905,625
1,375,000	Bausch Health Cos, Inc., Sr. Secd. Note, 144A, 7.000%, 3/15/2024	1,448,508
591,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2023	600,604
1,762,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.875%, 5/15/2023	1,790,632
8,775,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/15/2025	9,126,000
1,550,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	1,696,940
10,775,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 8.500%, 1/31/2027	12,119,720
2,775,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.000%, 12/15/2025	3,125,344
175,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.250%, 4/1/2026	199,280
4,175,000	Eagle Holding Co. II LLC, Unsecd. Note, 144A, 7.750%, 5/15/2022	4,216,750
4,834,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, 144A, 6.000%, 7/15/2023	2,989,104
8,600,000	Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2025	5,095,500
13,625,000	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 6.375%, 8/1/2023	14,118,906
8,725,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2025	2,620,117
9,150,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2023	3,065,250
	TOTAL	66,526,783
	Refining—0.5%
8,375,000	CVR Refining LLC/Coffeyville Finance, Inc., 6.500%, 11/1/2022	8,490,156
	Restaurants—1.3%
14,575,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 5.000%, 10/15/2025	15,092,413
525,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, 144A, 4.750%, 6/1/2027	547,969
1,175,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	1,214,656

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Restaurants—continued
$2,400,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 5.000%, 6/1/2024	$2,496,000
3,900,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/1/2026	4,137,900
	TOTAL	23,488,938
	Retailers—1.0%
2,475,000	Hanesbrands, Inc., Sr. Unsecd. Note, 144A, 4.875%, 5/15/2026	2,627,212
3,925,000	Michaels Stores, Inc., Sr. Unsecd. Note, 144A, 8.000%, 7/15/2027	3,944,625
5,800,000	Party City Holdings, Inc., Sr. Unsecd. Note, 144A, 6.125%, 8/15/2023	5,908,750
5,550,000	Party City Holdings, Inc., Sr. Unsecd. Note, 144A, 6.625%, 8/1/2026	5,508,375
525,000	William Carter Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2027	563,719
	TOTAL	18,552,681
	Supermarkets—1.0%
1,400,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	1,485,316
2,550,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	2,849,625
10,350,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 5.750%, 3/15/2025	10,712,250
3,900,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 6.625%, 6/15/2024	4,104,750
	TOTAL	19,151,941
	Technology—8.1%
7,700,000	Banff Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.750%, 9/1/2026	7,388,150
1,950,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 4.250%, 4/1/2028	1,994,070
3,775,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.500%, 12/1/2024	4,175,150
1,925,000	CommScope Technologies Finance LLC, 144A, 6.000%, 6/15/2025	1,746,938
12,125,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2024	12,813,094
3,350,000	Ensemble S Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.000%, 9/30/2023	3,446,312
1,275,000	Financial & Risk US Holdings, Inc., 144A, 6.250%, 5/15/2026	1,370,612
10,725,000	Financial & Risk US Holdings, Inc., Sr. Unsecd. Note, 144A, 8.250%, 11/15/2026	11,864,531
1,250,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 5.125%, 4/1/2025	1,310,938
8,950,000	Inception Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 8.625%, 11/15/2024	8,277,855
12,750,000	Infor US, Inc., 6.500%, 5/15/2022	13,005,000
8,875,000	Italics Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 7.125%, 7/15/2023	9,052,500
7,400,000	JDA Escrow LLC/JDA Bond Finance, Inc., 144A, 7.375%, 10/15/2024	7,714,500
1,125,000	NCR Corp., 6.375%, 12/15/2023	1,158,750
1,875,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/1/2027	1,947,656
3,200,000	NCR Corp., Sr. Unsecd. Note, 5.000%, 7/15/2022	3,240,000
775,000	NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	783,719
5,350,000	Nuance Communications, Inc., Sr. Unsecd. Note, 5.625%, 12/15/2026	5,671,000
1,925,000	Nuance Communications, Inc., Sr. Unsecd. Note, 6.000%, 7/1/2024	2,011,625
2,375,000	Qorvo, Inc., 144A, 4.375%, 10/15/2029	2,395,781
4,400,000	Riverbed Technology, Inc., Sr. Unsecd. Note, 144A, 8.875%, 3/1/2023	2,420,000
6,275,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	6,569,297
1,275,000	Sabre GLBL, Inc., 144A, 5.375%, 4/15/2023	1,306,875
700,000	Sensata Technologies B.V., 144A, 5.625%, 11/1/2024	764,750
1,675,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.375%, 2/15/2030	1,679,188
900,000	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, 144A, 6.250%, 2/15/2026	963,000
2,225,000	Star Merger Sub, Inc., 144A, 6.875%, 8/15/2026	2,429,422
9,875,000	Star Merger Sub, Inc., Sr. Unsecd. Note, 144A, 10.250%, 2/15/2027	10,961,250
3,950,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 5.625%, 10/1/2025	3,959,875
13,350,000	Tempo Acquisition LLC, Sr. Unsecd. Note, 144A, 6.750%, 6/1/2025	13,817,250
3,600,000	Western Digital Corp., Sr. Unsecd. Note, 4.750%, 2/15/2026	3,712,500
	TOTAL	149,951,588

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—2.7%
$900,000		Calpine Corp., 144A, 5.250%, 6/1/2026	$934,875
2,025,000		Calpine Corp., 144A, 5.875%, 1/15/2024	2,075,625
5,800,000		Calpine Corp., 5.750%, 1/15/2025	5,966,750
500,000		Calpine Corp., Bond, 144A, 6.000%, 1/15/2022	503,550
7,100,000		Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 8.500%, 11/1/2021	7,286,375
1,150,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/15/2029	1,240,908
6,825,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	7,419,457
2,875,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.250%, 5/15/2026	3,159,625
700,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 1/15/2028	755,125
425,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.250%, 1/31/2023	435,625
6,475,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	6,766,375
3,425,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 6.625%, 6/15/2025	3,627,109
1,800,000		Vistra Energy Corp., Sr. Unsecd. Note, 5.875%, 6/1/2023	1,845,450
2,975,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.000%, 7/31/2027	3,070,736
1,875,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	1,966,313
3,050,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	3,220,586
		TOTAL	50,274,484
		Wireless Communications—3.9%
1,825,000		Altice France SA, 144A, 8.125%, 2/1/2027	2,018,906
6,300,000		Altice Luxembourg SA, Sr. Unsecd. Note, 144A, 7.625%, 2/15/2025	6,591,375
15,325,000		Numericable-SFR SAS, 144A, 7.375%, 5/1/2026	16,489,087
4,650,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	5,081,055
8,000,000		Sprint Corp., 7.125%, 6/15/2024	8,642,400
2,300,000		Sprint Corp., 7.875%, 9/15/2023	2,532,208
8,725,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	9,619,312
3,400,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 3/1/2026	3,761,250
3,675,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2025	3,817,406
800,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2027	863,000
2,400,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.000%, 3/1/2023	2,450,856
4,325,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	4,491,340
3,975,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.500%, 1/15/2024	4,133,245
1,900,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.500%, 1/15/2026	2,047,611
		TOTAL	72,539,051
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,806,822,002)	1,799,993,480
		COMMON STOCKS—0.1%
		Chemicals—0.1%
98,676	[3]	Hexion Holdings Corp.	1,110,105
		Media Entertainment—0.0%
67,010	[3]	iHeartMedia, Inc.	1,005,150
		TOTAL COMMON STOCKS (IDENTIFIED COST $4,393,620)	2,115,255
		INVESTMENT COMPANY—0.7%
13,628,768		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.06%[5] (IDENTIFIED COST $13,633,052)	13,631,495
		TOTAL INVESTMENT IN SECURITIES—97.9% (IDENTIFIED COST $1,824,848,674)	1,815,740,230
		OTHER ASSETS AND LIABILITIES - NET—2.1%[6]	38,784,330
		TOTAL NET ASSETS—100%	$1,854,524,560

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended September 30, 2019, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 12/31/2018	42,745,013
Purchases/Additions	450,401,731
Sales/Reductions	(479,517,976)
Balance of Shares Held 9/30/2019	13,628,768
Value	$13,631,495
Change in Unrealized Appreciation/Depreciation	$6,601
Net Realized Gain/(Loss)	$5,920
Dividend Income	$826,386
1	Subsequent to September 30, 2019, the issuer filed for Chapter 11 of the U.S. Bankruptcy Code.
2	Issuer in default.
3	Non-income-producing security.
4	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$1,799,993,480	$0	$1,799,993,480
Equity Securities:
Common Stocks
Domestic	2,115,255	—	—	2,115,255
Investment Company	13,631,495	—	—	13,631,495
TOTAL SECURITIES	$15,746,750	$1,799,993,480	$0	$1,815,740,230
The following acronym is used throughout this portfolio:
MTN	—Medium Term Note